Related Party Transactions and Balances - Schedule of Financial Support to these Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Wangxiancai Limited [Member]
Related Party Transaction [Line Items]
Related Party	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Group since then
Key Space (S) Pte Ltd (“Key Space”) [Member]
Related Party Transaction [Line Items]
Related Party	An entity controlled by certain shareholders of the Group
Mr. Qu Chengcai [Member]
Related Party Transaction [Line Items]
Related Party	Chief Executive Officer. Mr. Qu resigned on October 17, 2024 and Mr.Qu was no longer a related party of the Group since then.
Mr. Sun Zhichen [Member]
Related Party Transaction [Line Items]
Related Party	Chief Executive Officer from January·2025, former Chief Financial Officer till October 17.2024.
Mr. Zhang Yong [Member]
Related Party Transaction [Line Items]
Related Party	Chief Executive Officer. Mr.Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025
Key Space [Member]
Related Party Transaction [Line Items]
Borrowings from key space	¥ 4,324		¥ 4,495
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings from key space	¥ 4,324	$ 616	¥ 4,495